UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2001

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH               2/08/2002
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total: $203611720
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

FORM 13F INFORMATION TABLE
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

                                                                                                             Voting Authority
                                                                                                          -----------------------
                              Title                  Value     Shares/  Sh/   Put/ Invstmt      Other
 Name of Issuer             of Class     CUSIP      (x$1000)   Prn Amt  Prn   Call Dscretn     Managers   Sole     Shared    None
 --------------             --------     -----      --------   -------  ---   ---- -------     --------   ----     ------    ----
Alberta Energy Co Ltd       Foreign Stock 012873105   13027.14   344178            SOLE                                       344178
Alltel Corporation          Common Stock  020039103    4112.08    66614            SOLE                                        66614
America Online Incorporated Common Stock  00184A105    3818.71   118963            SOLE                                       118963
American Exp Co Jan@80      Option        0N399WAPC      -0.30                  60 SOLE                                           60
American Express Company    Common Stock  025816109    4787.64   134145            SOLE                                       134145
American Home Products Corp Common Stock  026609107    1520.26    24776            SOLE                                        24776
American Intl Group Inc     Common Stock  026874107     429.47     5409            SOLE                                         5409
AT&T Corporation            Common Stock  001957109    3450.77   190230            SOLE                                       190230
BB&T Corporation            Common Stock  054937107     349.44     9677            SOLE                                         9677
Bear Stearns Companies Inc  Common Stock  073902108    1718.50    29306            SOLE                                        29306
Bear Sterns Inc. Apr@65     Option        073902dmc     -25.00                 125 SOLE                                          125
Berkshire Hathaway Inc C    Stock CL C    084670108     378.00        5            SOLE                                            5
Berkshire Hathaway Inc Cl B Stock CL B    084670207   12857.30     5092            SOLE                                         5092
Boston Properties Inc       REIT          101121101     225.42     5932            SOLE                                         5932
Bristol Myers Squibb Co     Common Stock  110122108     353.53     6932            SOLE                                         6932
Cali Realty Corporation     REIT          554489104    1192.72    38450            SOLE                                        38450
Carnival Corporation        Common Stock  143658102     450.68    16050            SOLE                                        16050
Catellus DEV Corporation    Common Stock  149111106    5238.08   284678            SOLE                                       284678
Cendant Corporation         Common Stock  151313103    3183.29   162330            SOLE                                       162330
Chateau Cmntys Inc          REIT          161726104    2426.18    81143            SOLE                                        81143
Cincinnati Finl Corporation Common Stock  172062101    1008.99    26448            SOLE                                        26448
Citigroup Incorporated      Common Stock  172967101     431.60     8550            SOLE                                         8550
Clear Channel Comm Inc.     Common Stock  184502102     264.99     5205            SOLE                                         5205
Coca Cola Company           Common Stock  191216100     405.82     8607            SOLE                                         8607
Electronic Data Systems CorpCommon Stock  285661104    4674.01    68184            SOLE                                        68184
Equity Office Properties Tr REIT          294741103    2555.51    84957            SOLE                                        84957
Equity Residential Prop Tr  REIT          29476L107     251.90     8774            SOLE                                         8774
Exxon Mobil Corporation     Common Stock  30231G102     746.54    18996            SOLE                                        18996
Fed Natl Mtg Assn Jan@110   Option        31358VABC     -85.95                1146 SOLE                                         1146
Federal Home Loan Mtg Corp  Common Stock  313400301   19882.19   304009            SOLE                                       304009
Federal National Mtg Assn   Common Stock  313586109   14577.28   183362            SOLE                                       183362
FedNatl Mtg Assn Mar @ 95   Option        313586CSC      -0.60                  60 SOLE                                           60
Fifth Third Bancorp         Common Stock  316773100     807.78    13171            SOLE                                        13171
Gannett Incorporated        Common Stock  364730101    1688.28    25112            SOLE                                        25112
General Electric Company    Common Stock  369604103    1772.58    44226            SOLE                                        44226
General Motors Corporation  Common Stock  370442105    3182.67    65487            SOLE                                        65487
General Motors Corporation  Stock CL H    370442832    4323.30   279825            SOLE                                       279825
Hershey Foods Corporation   Common Stock  427866108     406.20     6000            SOLE                                         6000
Hewlett-Packard Company     Common Stock  428236103     328.64    16000            SOLE                                        16000
Highwoods Pptys Inc         REIT          431284108    2673.37   103020            SOLE                                       103020
Interpublic Group Co Inc    Common Stock  460690100     422.72    14310            SOLE                                        14310
Intl Business Machines Corp Common Stock  459200101    1044.01     8631            SOLE                                         8631

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

                                                                                                             Voting Authority
                                                                                                          -----------------------
                              Title                  Value     Shares/  Sh/   Put/ Invstmt      Other
 Name of Issuer             of Class     CUSIP      (x$1000)   Prn Amt  Prn   Call Dscretn     Managers   Sole     Shared    None
 --------------             --------     -----      --------   -------  ---   ---- -------     --------   ----     ------    ----
Intl Speedway Corp          Stock CL A    460335201    5154.94   131840            SOLE                                       131840
Intl Speedway Corp          Stock CL B    460335300     272.76     6900            SOLE                                         6900
Ishares Tr Russell 1000     Closed End MF 464287622     240.20     3939            SOLE                                         3939
Ishares Tr Russell 2000     Closed End MF 464287655     239.53     2486            SOLE                                         2486
Ishares Tr Russell1000val   Closed End MF 464287598     319.55     5768            SOLE                                         5768
J P Morgan & Company Inc.   Common Stock  46625H100    1435.46    39490            SOLE                                        39490
Johnson & Johnson Inc       Common Stock  478160104     512.28     8668            SOLE                                         8668
Legg Mason Inc Feb@55       Option        524901BKC      -4.00                 100 SOLE                                          100
Legg Mason Inc May@50       Option        524901EJC      -7.40                  20 SOLE                                           20
Legg Mason Incorporated     Common Stock  524901105    3247.75    64981            SOLE                                        64981
Liberty Media Corporation   Stock Ser A   530718105    9583.17   684512            SOLE                                       684512
M B N A Corporation         Common Stock  55262L100    7615.13   216339            SOLE                                       216339
Mbna Corp L/T Jan@50        Option        55263NAJC     -26.87                 199 SOLE                                          199
Mbna Corporation Jan@45     Option        55262LAIC      -8.33                 555 SOLE                                          555
Mellon Bank Corp            Common Stock  58551A108    6216.74   165251            SOLE                                       165251
Mellon Fin Corp Jan@55      Option        58551AAKC      -0.96                 192 SOLE                                          192
Merck & Company Inc         Common Stock  589331107    2787.18    47401            SOLE                                        47401
Microsoft Corporation       Common Stock  594918104    3694.23    55762            SOLE                                        55762
Pfizer Incorporated         Common Stock  717081103     766.08    19224            SOLE                                        19224
Plum Creek Timber Co Inc    REIT          729251108    4095.50   144462            SOLE                                       144462
Procter & Gamble Co         Common Stock  742718109    1482.26    18732            SOLE                                        18732
Prof Bancorp Sbrset Cv      U.S. Conv Bd  743112AA2      47.00    47000            SOLE                                        47000
Royal Dutch Petroleum Co Ny ADR           780257804     392.16     8000            SOLE                                         8000
Schlumberger Ltd.           Foreign Stock 806857108     340.69     6200            SOLE                                         6200
Schwab Charles Corporation  Common Stock  808513105     238.56    15421            SOLE                                        15421
Taubman Ctrs Inc            REIT          876664103     717.72    48331            SOLE                                        48331
Telephone & Data Sys Inc.   Common Stock  879433100    2262.42    25208            SOLE                                        25208
Tribune Company             Common Stock  896047107    1054.89    28183            SOLE                                        28183
Tyco International Limited  Foreign Stock 902124106    2885.45    48989            SOLE                                        48989
Us Bancorp Del Com New      Common Stock  902973304     304.30    14539            SOLE                                        14539
Viacom Inc. Class-A         Stock CL A    925524100     241.61     5460            SOLE                                         5460
Vodafone Airtouch Plc       ADR           92857W100     514.37    20030            SOLE                                        20030
Vornado Rlty Tr Sh Ben Int  REIT          929042109    2854.18    68610            SOLE                                        68610
Wal Mart Stores Inc         Common Stock  931142103     201.43     3500            SOLE                                         3500
Washington Fed Inc          Common Stock  938824109    1567.09    60787            SOLE                                        60787
Waste Management            Common Stock  94106L109   11752.55   368303            SOLE                                       368303
Waste Mgt Inc. Jan@35       Option        94106LAGC      -1.45                 289 SOLE                                          289
Waste Mgt Inc. L/T Jan@30   Option        902968AFC      -8.85                  15 SOLE                                           15
Waste Mgt L/T Jan@35        Option        902968AGC    -217.94                 641 SOLE                                          641
Waste MgtL/T Jan@40         Option        902968AHC    -259.56                1442 SOLE                                         1442
Wells Fargo & Co Lt Jan@45  Option        949741AIC      -2.96                   8 SOLE                                            8
Wells Fargo & Co Lt Jan@60  Option        949741ALC     -12.64                 316 SOLE                                          316
Wells Fargo Co Jan@60       Option        949746ALC      -0.31                  61 SOLE                                           61
Wells Fargo Company         Common Stock  949746101    5728.91   131790            SOLE                                       131790
Wpp Group Ltd ADR           ADR           929309300    4541.18    84252            SOLE                                        84252
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